Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Allowance for Credit Losses [Abstract]
Balance at December 31,	$ 125,643	$ 160,855
Provision for expected credit losses	482,621	7,925
Foreign exchange difference	8,376	(3,835)
Balance at June 30 (Unaudited)	$ 616,640	$ 164,945